Other taxes payable (Details Narrative) - ZHEJIANG TIANLAN	Dec. 31, 2024	Dec. 31, 2023
Bottoms
Valued-Added Tax rate	3.00%	3.00%
Tops
Valued-Added Tax rate	13.00%	13.00%